UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	9/30

Date of reporting period:	3/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semiannual Report

March 31, 2011
(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3

Statements of Assets and Liabilities	4-5

Statements of Operations	6-7

Statements of Changes in Net Assets	8-9

Financial Highlights	10-14

Notes to Financial Statements	15-25

Portfolios of Investments:

Touchstone Core Bond Fund	26-30

Touchstone High Yield Fund	31-34

Touchstone Institutional Money Market Fund	35-38

Touchstone Money Market Fund	39-42

Notes to Portfolios of Investments	43

Other Items	44-50

Privacy Protection Policy	51

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2011

The illustrations below provide each Fund's credit quality allocation and the Portfolio allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Core Bond Fund

Credit Quality	(% of Investment Securities)
U.S. Treasury	22.8%
U.S. Agency	10.4
AAA/Aaa	23.6
AA/Aa	1.4
A/A	7.9
BBB/Baa	13.8
BB/Ba	3.4
B/B	10.3
CCC	6.2
CC	0.2
Total	100.0%

Touchstone High Yield Fund

Credit Quality	(% of Investment Securities)
BBB/Baa	1.7%
BB	21.8
B	72.8
CCC	3.9
Cash	(0.2)
Total	100.0%

Touchstone Institutional Money Market Fund

Credit Quality	(% of Investment Securities)
A-1/P-1/F-1	96.5%
FW1 (NR)*	3.5
100.0%
Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	65.9%
Corporate Bonds/Commercial Paper	8.1
Municipal Bonds	9.4
U.S. Government Agency Securities	13.9
Bank CD/Time Deposits	2.6
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Money Market Fund

Credit Quality	(% of Investment Securities)
A-1/P-1/F-1	95.5%
FW1 (NR)*	4.5
100.0%
Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Corporate Bonds/Commercial Paper	9.7
Municipal Bonds	10.2
U.S. Government Agency Securities	7.2
Other Assets/Liabilities (Net)	0.1
Total	100.0%

*  Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

Statements of Assets and Liabilities

March 31, 2011 (Unaudited)

	Touchstone Core Bond Fund	Touchstone High Yield Fund
Assets
Investment securities:
At cost	$48,957,382	$175,632,171
Affiliated securities, at market value	$2,411,888	$6,503,608
Non-affiliated securities, at market value	46,390,249	175,369,165
At market value (A)	$48,802,137	$181,872,773
Dividends and interest receivable	414,389	3,516,998
Receivable for capital shares sold	2,790	979,646
Receivable for securities lending income	—	142
Tax reclaims receivable	640	—
Other assets	34,219	82,899
Total Assets	49,254,175	186,452,458
Liabilities
Payable upon return of securities loaned	—	811,808
Payable for capital shares redeemed	202,509	251,846
Payable for securities purchased	2,098,963	6,911,380
Payable to Advisor	9,629	88,937
Payable to other affiliates	38,355	101,768
Payable to Trustees	1,827	1,826
Other accrued expenses and liabilities	34,744	5,470
Total Liabilities	2,386,027	8,173,035
Net Assets	$46,868,148	$178,279,423
Net Assets Consist of:
Paid-in capital	$47,817,959	$181,018,052
Distributions in excess of net investment income	(70,102)	(211,345)
Accumulated net realized losses from security transactions	(724,464)	(8,767,886)
Net unrealized appreciation (depreciation) on investments	(155,245)	6,240,602
Net Assets	$46,868,148	$178,279,423
Pricing of Class A Shares
Net assets attributable to Class A shares	$40,552,988	$134,923,892
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,954,759	15,239,789
Net asset value and redemption price per share	$10.25	$8.85
Maximum offering price per share	$10.76	$9.29
Pricing of Class C Shares
Net assets attributable to Class C shares	$6,315,160	$26,184,361
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	655,116	2,961,892
Net asset value, offering price and redemption price per share*	$9.64	$8.84
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$—	$17,171,170
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,902,173
Net asset value, offering price and redemption price per share	$—	$9.03
(A) Includes market value of securities on loan of:	$—	$787,588

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Institutional Money Market Fund	Touchstone Money Market Fund
Assets
Securities, at amortized cost	$378,969,362	$266,929,299
Cash	997	952
Dividends and interest receivable	591,734	339,954
Receivable from Advisor	—	23,238
Other assets	69,307	36,962
Total Assets	379,631,400	267,330,405
Liabilities
Dividends payable	70,947	2,174
Payable to Advisor	44,898	—
Payable to other affiliates	11,823	114,816
Payable to Trustees	1,802	1,612
Other accrued expenses and liabilities	65,328	106,649
Total Liabilities	194,798	225,251
Net Assets	$379,436,602	$267,105,154
Net Assets Consist of:
Paid-in capital	$379,470,937	$267,102,923
Accumulated net realized gains (losses) from security transactions	(34,335)	2,231
Net Assets	$379,436,602	$267,105,154
Pricing of Class A Shares
Net assets attributable to Class A shares	$379,436,602	$72,067,553
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	379,464,510	72,098,654
Net asset value, offering price and redemption price per share	$1.00	$1.00
Pricing of Class S Shares
Net assets attributable to Class S shares	$—	$195,037,601
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	195,036,011
Net asset value, offering price and redemption price per share	$—	$1.00

See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Touchstone Core Bond Fund	Touchstone High Yield Fund
Investment Income
Interest	$1,132,519	$7,045,838
Dividends from affiliated securities	1,888	3,334
Dividends from non-affiliated securities	1,267	37,346
Income from securities loaned	—	1,712
Total Investment Income	1,135,674	7,088,230
Expenses
Investment advisory fees	122,744	419,209
Distribution expenses, Class A	52,002	151,773
Distribution expenses, Class C	37,480	125,899
Administration fees	49,098	157,713
Transfer Agent fees, Class A	11,926	37,353
Transfer Agent fees, Class C	2,250	4,500
Transfer Agent fees, Class Y	—	900
Professional fees	9,211	14,027
Postage and supplies	5,452	5,858
Registration fees, Class A	9,849	19,101
Registration fees, Class C	8,368	12,357
Registration fees, Class Y	—	4,223
Reports to shareholders	3,341	8,006
Custodian fees	2,320	6,903
Trustees' fees and expenses	3,934	3,934
Compliance fees and expenses	1,183	1,213
Other expenses	13,223	24,158
Total Expenses	332,381	997,127
Fees waived by the Administrator	(49,098)	(87,719)
Other operating expenses reimbursed by the Advisor	(34,423)	—
Net Expenses	248,860	909,408
Net Investment Income	886,814	6,178,822
Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from security transactions	(10,253)	2,883,734
Net change in unrealized appreciation/depreciation on investments	(748,000)	1,493,365
Net Realized and Unrealized Gains (Losses) on Investments	(758,253)	4,377,099
Change in Net Assets Resulting from Operations	$128,561	$10,555,921

See accompanying notes to financial statements.

Statements of Operations (Continued)

	Touchstone Institutional Money Market Fund	Touchstone Money Market Fund
Investment Income
Interest	$796,708	$626,589
Expenses
Investment advisory fees	349,806	571,453
Distribution expenses, Class A	—	93,855
Distribution expenses, Class S	—	326,282
Administration fees	299,790	261,563
Transfer Agent fees, Class A	2,386	42,014
Transfer Agent fees, Class S	—	137,141
Professional fees	22,784	17,841
Postage and supplies	1,602	12,231
Registration fees, Class A	27,361	17,531
Registration fees, Class S	—	4,770
Reports to shareholders	1,855	7,876
Custodian fees	14,483	10,356
Trustees' fees and expenses	3,954	4,111
Compliance fees and expenses	764	595
Other expenses	7,774	8,587
Total Expenses	732,559	1,516,206
Fees waived by the Administrator	(299,790)	(261,563)
Fees waived and/or expenses reimbursed by the Advisor	(82,996)	(641,138)
Net Expenses	349,773	613,505
Net Investment Income	446,935	13,084
Net Realized Gains on Investments	4,565	3,133
Change in Net Assets Resulting from Operations	$451,500	$16,217

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Core Bond Fund		Touchstone High Yield Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended Sept. 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended Sept. 30, 2010
From Operations
Net investment income	$886,814	$1,746,851	$6,178,822	$9,441,218
Net realized gains (losses) from security transactions	(10,253)	1,530,983	2,883,734	1,192,850
Net change in unrealized appreciation/depreciation on investments	(748,000)	1,550,786	1,493,365	4,722,650
Change in Net Assets Resulting from Operations	128,561	4,828,620	10,555,921	15,356,718
Distributions to Shareholders
From net investment income, Class A	(796,357)	(1,594,643)	(4,835,989)	(7,149,020)
From net investment income, Class B*	—	—	—	(110,126)
From net investment income, Class C	(120,918)	(272,488)	(903,613)	(1,760,653)
From net investment income, Class Y	—	—	(481,001)	(584,724)
Decrease in Net Assets from Distributions to Shareholders	(917,275)	(1,867,131)	(6,220,603)	(9,604,523)
From Capital Share Transactions
Class A
Proceeds from shares sold	2,863,539	12,397,614	35,668,951	107,056,303
Reinvested distributions	811,149	1,330,617	3,129,740	4,203,795
Payments for shares redeemed	(6,572,668)	(8,216,619)	(20,688,642)	(61,602,429)
Change in Net Assets from Class A Share Transactions	(2,897,980)	5,511,612	18,110,049	49,657,669
Class B*
Proceeds from shares sold	—	—	—	10,067
Reinvested distributions	—	—	—	90,874
Payments for shares redeemed	—	—	—	(4,709,401)
Change in Net Assets from Class B Share Transactions	—	—	—	(4,608,460)
Class C
Proceeds from shares sold	332,318	4,307,622	5,757,533	10,547,647
Reinvested distributions	101,826	164,994	612,412	793,447
Payments for shares redeemed	(2,535,798)	(2,252,558)	(5,308,708)	(6,391,290)
Change in Net Assets from Class C Share Transactions	(2,101,654)	2,220,058	1,061,237	4,949,804
Class Y
Proceeds from shares sold	—	—	10,430,651	9,022,960
Reinvested distributions	—	—	228,042	221,823
Payments for shares redeemed	—	—	(2,232,782)	(4,106,548)
Change in Net Assets from Class Y Share Transactions	—	—	8,425,911	5,138,235
Total Change in Net Assets	(5,788,348)	10,693,159	31,932,515	60,889,443
Net Assets
Beginning of period	52,656,496	41,963,337	146,346,908	85,457,465
End of period	$46,868,148	$52,656,496	$178,279,423	$146,346,908
Distributions in Excess of Net Investment Income	$(70,102)	$(39,641)	$(211,345)	$(169,564)

*  Touchstone High Yield Fund Class B closed on January 27, 2010.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Institutional Money Market Fund		Touchstone Money Market Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended Sept. 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended Sept. 30, 2010
From Operations
Net investment income	$446,935	$1,200,428	$13,084	$25,605
Net realized gains from security transactions	4,565	1,293	3,133	1,073
Change in Net Assets Resulting from Operations	451,500	1,201,721	16,217	26,678
Distributions to Shareholders
From net investment income, Class A	(446,935)	(1,200,428)	(3,759)	(8,610)
From net investment income, Class S	—	—	(9,325)	(16,995)
Decrease in Net Assets from Distributions to Shareholders	(446,935)	(1,200,428)	(13,084)	(25,605)
From Capital Share Transactions
Class A
Proceeds from shares sold	1,925,232,218	3,120,718,873	31,720,079	52,092,217
Reinvested distributions	451,798	1,085,148	3,703	7,741
Payments for shares redeemed	(1,846,108,313)	(3,275,956,591)	(32,375,857)	(94,488,339)
Change in Net Assets from Class A Share Transactions	79,575,703	(154,152,570)	(652,075)	(42,388,381)
Class S
Proceeds from shares sold	—	—	111,693,337	216,735,694
Reinvested distributions	—	—	9,195	15,563
Payments for shares redeemed	—	—	(99,869,737)	(216,877,279)
Change in Net Assets from Class S Share Transactions	—	—	11,832,795	(126,022)
Total Change in Net Assets	79,580,268	(154,151,277)	11,183,853	(42,513,330)
Net Assets
Beginning of period	299,856,334	454,007,611	255,921,301	298,434,631
End of period	$379,436,602	$299,856,334	$267,105,154	$255,921,301
Accumulated (Distributions in Excess of) Net Investment Income	$—	$—	$—	$—

See accompanying notes to financial statements.

Financial Highlights

Touchstone Core Bond Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$10.41		$9.76	$9.01	$9.67	$9.66	$9.79
Income (loss) from investment operations:
Net investment income	0.19		0.39	0.41	0.46	0.43	0.41
Net realized and unrealized gains (losses) on investments	(0.15)		0.67	0.80	(0.66)	0.01	(0.12)
Total from investment operations	0.04		1.06	1.21	(0.20)	0.44	0.29
Less distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.46)	(0.46)	(0.43)	(0.42)
Net asset value at end of period	$10.25		$10.41	$9.76	$9.01	$9.67	$9.66
Total return (A)	0.38	% (B)	11.10%	13.92%	(2.19%)	4.66%	3.08%
Net assets at end of period (000's)	$40,553		$44,107	$36,096	$46,713	$56,735	$57,009
Ratio of net expenses to average net assets	0.90	% (C)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets	1.21	% (C)	1.28%	1.21%	1.23%	1.29%	1.50%
Ratio of net investment income to average net assets	3.73	% (C)	3.91%	4.58%	4.77%	4.39%	4.24%
Portfolio turnover rate	179	% (B)	370%	277%	184%	293%	237%

Touchstone Core Bond Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$9.80		$9.21	$8.53	$9.18	$9.19	$9.29
Income (loss) from investment operations:
Net investment income	0.12		0.31	0.34	0.36	0.34	0.31
Net realized and unrealized gains (losses) on investments	(0.12)		0.62	0.73	(0.62)	0.01	(0.10)
Total from investment operations	—		0.93	1.07	(0.26)	0.35	0.21
Less distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.39)	(0.39)	(0.36)	(0.31)
Net asset value at end of period	$9.64		$9.80	$9.21	$8.53	$9.18	$9.19
Total return (A)	0.02	% (B)	10.32%	13.07%	(2.93%)	3.87%	2.35%
Net assets at end of period (000's)	$6,315		$8,550	$5,867	$3,255	$2,036	$2,165
Ratio of net expenses to average net assets	1.65	% (C)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets	2.14	% (C)	2.09%	2.10%	2.27%	2.57%	2.32%
Ratio of net investment income to average net assets	2.97	% (C)	3.15%	3.81%	4.03%	3.65%	3.50%
Portfolio turnover rate	179	% (B)	370%	277%	184%	293%	237%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone High Yield Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.60		$8.19	$7.85	$9.17	$9.31	$9.60
Income (loss) from investment operations:
Net investment income	0.35		0.75	0.73	0.74	0.67	0.66
Net realized and unrealized gains (losses) on investments	0.25		0.42	0.34	(1.28)	(0.06)	(0.24)
Total from investment operations	0.60		1.17	1.07	(0.54)	0.61	0.42
Less distributions:
Dividends from net investment income	(0.35)		(0.76)	(0.73)	(0.74)	(0.67)	(0.66)
Distributions from net realized gains	—		—	—	(0.04)	(0.08)	(0.05)
Total distributions	(0.35)		(0.76)	(0.73)	(0.78)	(0.75)	(0.71)
Net asset value at end of period	$8.85		$8.60	$8.19	$7.85	$9.17	$9.31
Total return (A)	7.03	% (B)	14.90%	16.06%	(6.33%)	6.69%	4.61%
Net assets at end of period (000's)	$134,924		$113,453	$59,392	$57,020	$83,996	$76,754
Ratio of net expenses to average net assets	1.05	% (C)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets	1.15	% (C)	1.20%	1.38%	1.26%	1.31%	1.53%
Ratio of net investment income to average net assets	7.93	% (C)	8.95%	10.58%	8.31%	7.17%	7.01%
Portfolio turnover rate	29	% (B)	47%	60%	28%	37%	39%

Touchstone High Yield Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.59		$8.18	$7.84	$9.16	$9.31	$9.59
Income (loss) from investment operations:
Net investment income	0.31		0.69	0.65	0.68	0.61	0.60
Net realized and unrealized gains (losses) on investments	0.25		0.41	0.37	(1.29)	(0.08)	(0.24)
Total from investment operations	0.56		1.10	1.02	(0.61)	0.53	0.36
Less distributions:
Dividends from net investment income	(0.31)		(0.69)	(0.68)	(0.67)	(0.60)	(0.59)
Distributions from net realized gains	—		—	—	(0.04)	(0.08)	(0.05)
Total distributions	(0.31)		(0.69)	(0.68)	(0.71)	(0.68)	(0.64)
Net asset value at end of period	$8.84		$8.59	$8.18	$7.84	$9.16	$9.31
Total return (A)	6.65	% (B)	14.01%	15.24%	(7.03%)	5.81%	3.94%
Net assets at end of period (000's)	$26,184		$24,412	$18,423	$4,569	$7,218	$9,087
Ratio of net expenses to average net assets	1.80	% (C)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of gross expenses to average net assets	1.95	% (C)	1.97%	2.11%	2.20%	2.17%	2.28%
Ratio of net investment income to average net assets	7.19	% (C)	8.26%	9.46%	7.54%	6.41%	6.25%
Portfolio turnover rate	29	% (B)	47%	60%	28%	37%	39%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone High Yield Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,			Period Ended Sept 30,
	(Unaudited)		2010	2009	2008	2007 (A)
Net asset value at beginning of period	$8.77		$8.34	$7.86	$9.18	$9.43
Income (loss) from investment operations:
Net investment income	0.35		0.75	0.66	0.75	0.50
Net realized and unrealized gains (losses) on investments	0.27		0.46	0.50	(1.27)	(0.31)
Total from investment operations	0.62		1.21	1.16	(0.52)	0.19
Less distributions:
Dividends from net investment income	(0.36)		(0.78)	(0.68)	(0.76)	(0.44)
Distributions from net realized gains	—		—	—	(0.04)	—
Total distributions	(0.36)		(0.78)	(0.68)	(0.80)	(0.44)
Net asset value at end of period	$9.03		$8.77	$8.34	$7.86	$9.18
Total return	7.14	% (B)	15.16%	16.92%	(6.07%)	2.09	% (B)
Net assets at end of period (000's)	$17,171		$8,482	$3,130	$866	$473
Ratio of net expenses to average net assets	0.80	% (C)	0.80%	0.80%	0.80%	0.80	% (C)
Ratio of gross expenses to average net assets	0.90	% (C)	0.96%	1.36%	1.27%	1.14	% (C)
Ratio of net investment income to average net assets	8.14	% (C)	9.33%	9.95%	8.74%	7.49	% (C)
Portfolio turnover rate	29	% (B)	47%	60%	28%	37	% (B)

(A)  Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.

(B)  Not annualized

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Institutional Money Market Fund

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.001		0.003		0.017		0.038		0.052		0.046
Net realized gains (losses) on investments	0.000	(A)	0.000	(A)	(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total from investment operations	0.001		0.003		0.017		0.038		0.052		0.046
Less distributions:
Dividends from net investment income	(0.001)		(0.003)		(0.017)		(0.038)		(0.052)		(0.046)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.13	% (C)	0.33%		1.76%		3.87%		5.32%		4.67%
Net assets at end of period (000's)	$379,437		$299,856		$454,008		$461,494		$217,618		$415,590
Ratio of net expenses to average net assets	0.20	% (D)	0.20%		0.27	% (B)	0.20%		0.20%		0.20%
Ratio of gross expenses to average net assets	0.42	% (D)	0.42%		0.48%		0.42%		0.41%		0.27%
Ratio of net investment income to average net assets	0.26	% (D)	0.34%		1.57%		3.66%		5.20%		4.61%

(A)  Amount rounds to less than $0.0005.

(B)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%

(C)  Not annualized

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.013		0.033		0.046		0.040
Net realized gains (losses) on investments	0.000	(A)	—		0.000	(A)	(0.000	) (A)	(0.000	) (A)	—
Total from investment operations	0.000	(A)	0.000	(A)	0.013		0.033		0.046		0.040
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.013)		(0.033)		(0.046)		(0.040)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.00	% (B)	0.01%		1.32%		3.36%		4.70%		4.05%
Net assets at end of period (000's)	$72,068		$72,719		$115,107		$74,873		$62,748		$53,894
Ratio of net expenses to average net assets	0.47	% (C)	0.55%		0.89	% (D)	0.85%		0.85%		0.85%
Ratio of gross expenses to average net assets	1.09	% (C)	1.13%		1.12%		1.16%		1.21%		1.06%
Ratio of net investment income to average net assets	0.01	% (C)	0.01%		1.16%		3.28%		4.62%		3.99%

Touchstone Money Market Fund — Class S

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.011		0.030		0.043		0.037
Net realized gains (losses) on investments	0.000	(A)	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total from investment operations	0.000	(A)	0.000	(A)	0.011		0.030		0.043		0.037
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.011)		(0.030)		(0.043)		(0.037)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.00	% (B)	0.01%		1.05%		3.05%		4.39%		3.74%
Net assets at end of period (000's)	$195,038		$183,203		$183,328		$185,995		$151,053		$133,735
Ratio of net expenses to average net assets	0.47	% (C)	0.54%		1.17	% (D)	1.15%		1.15%		1.15%
Ratio of gross expenses to average net assets	1.19	% (C)	1.32%		1.45%		1.47%		1.44%		1.34%
Ratio of net investment income to average net assets	0.01	% (C)	0.01%		1.07%		2.99%		4.31%		3.70%

(A)  Amount rounds to less than $0.0005.

(B)  Not annualized.

(C)  Annualized.

(D)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85% and 1.12% for Class A and Class S, respectively.

See accompanying notes to financial statements.

Notes to Financial Statements

March 31, 2011 (Unaudited)

1. Organization

The Touchstone Core Bond Fund ("Core Bond Fund"), Touchstone High Yield Fund ("High Yield Fund"), Touchstone Institutional Money Market Fund ("Institutional Money Market Fund"), and Touchstone Money Market Fund ("Money Market Fund"), (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The High Yield Fund offers three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets) and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares. The current maximum distribution fee for Class S shares is limited to 0.35% of average daily net assets of Class S shares.

Each Class A, Class C, Class S and Class Y share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation — The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of

Notes to Financial Statements (Continued)

the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates

Notes to Financial Statements (Continued)

the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or as of March 31, 2011.

During the six months ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of March 31, 2011, the High Yield Fund had loaned corporate bonds having a fair value of approximately $787,588 and had received collateral valued at $811,808 for the loan.

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which

Notes to Financial Statements (Continued)

may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar roll transactions — The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

Share valuation — The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount ("OID") and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — The Core Bond Fund and High Yield Fund declare and distribute net investment income monthly as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on the last business day of each month. Any realized capital gains, net of applicable capital loss carryforwards, on sales of securities for each Fund are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each

Notes to Financial Statements (Continued)

class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2011:

	Core Bond Fund	High Yield Fund
Purchases of investment securities	$4,641,878	$65,669,282
Proceeds from sales and maturities	$8,612,854	$44,738,894

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Core Bond Fund	0.50% on the first$100 million 0.45% on the next$100 million 0.40% on the next$100 million 0.35% of such assets in excess of $300 million

High Yield Fund 0.60% on the first$50 million 0.50% on the next$250 million	0.45% of such assets in excess of $300 million

Institutional Money Market Fund	0.20%

Money Market Fund 0.50% on the first$50 million 0.45% on the next$100 million 0.40% on the next$100 million	0.375% of such assets in excess of $250 million

Notes to Financial Statements (Continued)

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows until at least January 27, 2012:

Core Bond Fund — Class A	0.90%
Core Bond Fund — Class C	1.65%
High Yield Fund — Class A	1.05%
High Yield Fund — Class C	1.80%
High Yield Fund — Class Y	0.80%
Institutional Money Market Fund	0.20%
Money Market Fund — Class A	0.85%
Money Market Fund — Class S	0.90%

During the six months ended March 31, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Core Bond Fund	$—	$49,098	$34,423
High Yield Fund	$—	$87,719	$—
Institutional Money Market Fund	$82,996	$299,790	$—
Money Market Fund	$221,001	$261,563	$420,137

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and

Notes to Financial Statements (Continued)

performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2011, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Core Bond Fund	$2,914
High Yield Fund	$17,204
Institutional Money Market Fund	$31
Money Market Fund	$140,745

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund and High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.35% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, the Fund did not incur any expenses under the plan through March 31, 2011.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $4,414 and $20,443 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, during the six months ended March 31, 2011. In addition, the Underwriter collected $149 and $3,940 of contingent deferred sales charges on the redemption of Class C shares of the Core Bond Fund and High Yield Fund, respectively, during the six months ended March 31, 2011.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund may each invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed. As of March 31,

Notes to Financial Statements (Continued)

2011, approximately 43% of the outstanding shares of the Touchstone Institutional Money Market Fund were collectively owned by other funds in the Touchstone Funds complex.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2011, is as follows:

	Share Activity
	Balance 09/30/10	Purchases	Sales	Balance 03/31/11	Dividends	Value 03/31/11
Core Bond Fund	2,281,430	34,419,172	(34,288,714)	2,411,888	$1,888	$2,411,888
High Yield Fund	1,937,551	40,405,665	(35,839,608)	6,503,608	$3,334	$6,503,608

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Core Bond Fund		High Yield Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	278,066	1,220,957	4,048,306	12,743,130
Shares reinvested	78,722	132,500	357,777	503,829
Shares redeemed	(638,549)	(815,280)	(2,353,524)	(7,309,647)
Change in shares outstanding	(281,761)	538,177	2,052,559	5,937,312
Shares outstanding, beginning of period	4,236,520	3,698,343	13,187,230	7,249,918
Shares outstanding, end of period	3,954,759	4,236,520	15,239,789	13,187,230
Class B*
Shares issued	—	—	—	—
Shares reinvested	—	—	—	10,967
Shares redeemed	—	—	—	(563,047)
Change in shares outstanding	—	—	—	(552,080)
Shares outstanding, beginning of period	—	—	—	552,080
Shares outstanding, end of period	—	—	—	—
Class C
Shares issued	34,288	455,595	655,492	1,255,821
Shares reinvested	10,500	17,414	70,128	95,277
Shares redeemed	(262,222)	(237,463)	(605,175)	(762,309)
Change in shares outstanding	(217,434)	235,546	120,445	588,789
Shares outstanding, beginning of period	872,550	637,004	2,841,447	2,252,658
Shares outstanding, end of period	655,116	872,550	2,961,892	2,841,447
Class Y
Shares issued	—	—	1,157,492	1,045,343
Shares reinvested	—	—	25,511	26,138
Shares redeemed	—	—	(248,533)	(479,145)
Change in shares outstanding	—	—	934,470	592,336
Shares outstanding, beginning of period	—	—	967,703	375,367
Shares outstanding, end of period	—	—	1,902,173	967,703

* Class B closed on January 27, 2010.

Notes to Financial Statements (Continued)

	Institutional Money Market Fund		Money Market Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	1,925,232,207	3,120,719,020	31,720,071	52,092,209
Shares reinvested	451,798	1,085,148	3,703	7,741
Shares redeemed	(1,846,108,295)	(3,275,956,786)	(32,375,859)	(94,488,340)
Change in shares outstanding	79,575,710	(154,152,618)	(652,085)	(42,388,390)
Shares outstanding, beginning of period	299,888,800	454,041,418	72,750,739	115,139,129
Shares outstanding, end of period	379,464,510	299,888,800	72,098,654	72,750,739
Class S
Shares issued	—	—	111,693,337	216,735,694
Shares reinvested	—	—	9,195	15,563
Shares redeemed	—	—	(99,869,737)	(216,877,279)
Change in shares outstanding	—	—	11,832,795	(126,022)
Shares outstanding, beginning of period	—	—	183,203,216	183,329,238
Shares outstanding, end of period	—	—	195,036,011	183,203,216

6. Federal Tax Information

Federal income tax — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended September 30, 2010 and 2009 was as follows:

	Core Bond Fund		High Yield Fund
	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$1,867,131	$2,174,855	$9,604,523	$4,984,161
	Institutional Money Market Fund		Money Market Fund
	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$1,200,428	$6,672,667	$25,605	$3,537,943

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of September 30, 2010:

	Core Bond Fund	High Yield Fund	Institutional Money Market Fund	Money Market Fund
Tax cost of portfolio investments	$51,889,665	$145,882,876	$300,278,670	$255,325,935
Gross unrealized appreciation	1,951,452	5,965,488	—	—
Gross unrealized depreciation	(1,386,941)	(1,270,309)	—	—
Net unrealized appreciation (depreciation)	564,511	4,695,179	—	—
Accumulated capital and other losses	(700,610)	(11,599,562)	(38,900)	(902)
Undistributed ordinary income	131,996	808,930	79,181	2,028
Other temporary differences	(156,994)	(978,494)	(79,181)	(2,028)
Accumulated deficit	$(161,097)	$(7,073,947)	$(38,900)	$(902)

The difference, if any, between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2010, the Funds had the following capital loss carryforwards for federal income tax purposes.

Fund	Amount	Expires September 30,
Core Bond Fund	$700,610	2015
High Yield Fund	$7,476,631	2017
	4,122,931	2018
	$11,599,562
Institutional Money Market Fund	$38,900	2016
Money Market Fund	$902	2016

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended September 30, 2010, the following Funds utilized capital loss carryforwards:

Fund	Amount
Core Bond Fund	$979,942
Institutional Money Market Fund	1,293
Money Market Fund	1,073

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital

Notes to Financial Statements (Continued)

accounts on a tax basis. The following reclassifications which are primarily attributed to the tax treatment of paydown gain/loss have been made to the following Fund for the year ended September 30, 2010:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
Core Bond Fund	$—	$52,785	$(52,785)

As of March 31, 2011, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$48,950,582	$1,346,326	$(1,494,771)	$(148,445)
High Yield Fund	$175,658,200	$6,487,961	$(273,388)	$6,214,573

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the "Federal Taxes" section of the financial statement notes for the fiscal year ending September 30, 2012.

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Core Bond Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Mortgage-Backed Securities — 36.1%
$280,000	Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	$287,763
335,000	Banc of America Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.713%, 5/10/45(a)	347,990
435,000	Banc of America Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	447,862
355,000	Banc of America Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	371,035
540,000	Banc of America Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.639%, 4/10/49(a)	568,652
875,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42	926,820
270,000	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41	280,951
875,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.718%, 6/11/40(a)	943,511
180,000	Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.733%, 3/15/49 (a)	187,032
101,389	Commercial Mortgage Pass Through Certificates, Ser 2004-LB4A, Class A3, 4.405%, 10/15/37	101,795
135,000	Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(a)	144,048
609,892	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36 (a)	342,172
550,000	Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A5, 5.113%, 7/15/36(a)	586,554
1,013,457	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35	968,038
548,404	FHLMC, Pool #A96485, 4.500%, 1/1/41	557,931
306,687	FHLMC, Pool #A56988, 5.500%, 2/1/37	327,862
291,562	FHLMC, Pool #G03781, 6.000%, 1/1/38	317,296
296,275	FNMA, Pool #AB1800, 4.000%, 11/1/40	291,942
143,118	FNMA, Pool #254759, 4.500%, 6/1/18	151,544
58,020	FNMA, Pool #765504, 4.500%, 2/1/19	61,436
142,684	FNMA, Pool #974401, 4.500%, 4/1/23	149,971
200,829	FNMA, Pool #974403, 4.500%, 4/1/23	211,787
797,591	FNMA, Pool #983610, 5.000%, 5/1/23	847,995
193,571	FNMA, Pool #984256, 5.000%, 6/1/23	206,530
287,764	FNMA, Pool #988107, 5.000%, 8/1/23	305,950

Principal Amount		Market Value
$193,129	FNMA, Pool #995472, 5.000%, 11/1/23	$205,334
402,427	FNMA, Pool #AB1149, 5.000%, 6/1/40	421,756
177,945	FNMA, Pool #995529, 5.500%, 11/1/22	192,688
271,997	FNMA, Pool #889734, 5.500%, 6/1/37	291,702
163,075	FNMA, Pool #995220, 6.000%, 11/1/23	178,313
44,066	FNMA, Pool #561741, 7.500%, 1/1/31	51,117
16,296	FNMA, Pool #535290, 8.000%, 5/1/30	19,056
12,376	FNMA, Pool #569874, 8.000%, 2/1/31	14,473
1,000,000	GE Capital Commercial Mortgage Corp., Ser 2002-2A, Class A3, 5.349%, 8/11/36	1,038,616
92,817	GE Capital Commercial Mortgage Corp., Ser 2004-C1, Class A2, 3.915%, 11/10/38	92,772
395,805	GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.282%, 11/10/45 (a)	417,267
49,768	GNMA, Pool #G2 8503, 2.625%, 9/20/24 (a)	51,388
5,215	GNMA, Pool #434792, 8.000%, 7/15/30	6,145
35,048	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	36,245
400,000	GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	423,958
595,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2, Class A3, 5.221%, 5/15/41 (a)	635,980
470,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32 (a)	487,022
995,386	Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47	653,342
343,208	Residential Asset Securitization Trust, Ser 2005-A6CB, Class A8, 5.500%, 6/25/35	97,336
471,893	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	367,553
137,889	Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	90,602
206,819	Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-23, Class 1A3, 2.604%, 1/25/36 (a)	172,206
250,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48	267,521
390,000	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46	407,292

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Mortgage-Backed Securities — 36.1% (Continued)
$438,020	Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	$381,739
	Total Mortgage-Backed Securities	$16,935,890
	Corporate Bonds — 32.7%
22,000	Accellent, Inc., 8.375%, 2/1/17	23,595
23,000	Accuride Corp., 9.500%, 8/1/18	25,588
40,000	ACE Hardware Corp., 144a, 9.125%, 6/1/16	43,050
45,000	AES Corp., 8.000%, 10/15/17	48,375
50,000	AK Steel Corp., 7.625%, 5/15/20	51,000
36,000	Aleris International, Inc., 144a, 7.625%, 2/15/18	36,090
39,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	41,584
295,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	401,340
75,000	ARAMARK Corp., 8.500%, 2/1/15	78,188
310,000	ArcelorMittal, 5.500%, 3/1/21	305,476
300,000	AT&T, Inc., 6.550%, 2/15/39	312,671
15,000	Aviation Capital Group, 144a, 6.750%, 4/6/21	15,000
25,000	Axcan Intermediate Holdings, Inc., 12.750%, 3/1/16	27,812
275,000	Bank of America Corp. MTN, 7.375%, 5/15/14	310,564
29,000	Basic Energy Services, Inc., 7.125%, 4/15/16	29,435
56,000	Basic Energy Services, Inc., 144a, 7.750%, 2/15/19	57,680
31,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	32,124
15,000	Blue Merger Sub, Inc., 144a, 7.625%, 2/15/19	15,206
305,000	Brandywine Operating Partnership LP, 5.400%, 11/1/14	321,513
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	192,415
10,000	BWAY Holding Co., 144a, 10.000%, 6/15/18	11,000
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	31,050
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	26,563
57,000	Capella Healthcare, Inc., 144a, 9.250%, 7/1/17	60,705
27,000	Cascades, Inc., 7.750%, 12/15/17	28,519
275,000	Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18	305,744
37,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	37,925

Principal Amount		Market Value
$15,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	$15,938
320,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	348,275
29,000	Central Garden and Pet Co., 8.250%, 3/1/18	30,378
25,000	Cenveo Corp., 8.875%, 2/1/18	25,062
60,000	Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	62,550
101,000	Chesapeake Energy Corp., 6.500%, 8/15/17	109,206
56,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	55,020
20,000	CIT Group, Inc., 7.000%, 5/1/16	20,025
10,000	CIT Group, Inc., 7.000%, 5/1/17	10,013
5,000	Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18	5,419
250,000	Citigroup, Inc., 5.500%, 4/11/13	267,504
1,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,092
16,000	Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17	17,540
29,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	32,118
230,000	CMS Energy Corp., 6.250%, 2/1/20	240,209
15,000	CMS Energy Corp., 8.750%, 6/15/19	17,901
32,000	Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17	36,400
235,000	Comcast Corp., 5.700%, 7/1/19	254,654
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,950
10,000	Consol Energy, Inc., 8.250%, 4/1/20	11,088
24,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	25,800
48,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	48,600
44,000	Credit Acceptance Corp., 144a, 9.125%, 2/1/17	47,465
275,000	Credit Suisse New York MTN, 4.375%, 8/5/20	268,609
44,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	44,330
45,000	Cricket Communications, Inc., 7.750%, 5/15/16	47,812
12,000	Crosstex Energy, 8.875%, 2/15/18	13,080
50,000	CSC Holdings LLC, 8.625%, 2/15/19	57,250
50,000	Dana Holding Corp., 6.750%, 2/15/21	50,000
175,000	Deutsche Bank AG, Ser 1, 3.250%, 1/11/16	175,679
265,000	DirecTV Holdings LLC / DirecTV Financing Co., Inc., 7.625%, 5/15/16	292,163

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 32.7% (Continued)
$230,000	Enel Finance International NV, 144a, 6.250%, 9/15/17	$251,876
250,000	Enterprise Products Operating LLC, 3.200%, 2/1/16	248,441
40,000	Enterprise Products Operating LLC, 7.000%, 6/1/67 (a)	39,700
11,000	Entravision Communications Corp., 8.750%, 8/1/17	11,715
100,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	107,625
8,000	Exide Technologies, 144a, 8.625%, 2/1/18	8,540
35,000	Fisher Communications, Inc., 8.625%, 9/15/14	35,919
57,000	Frontier Communications Corp., 8.500%, 4/15/20	61,774
270,000	General Electric Capital Corp. MTN, 5.625%, 5/1/18	291,902
50,000	Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	50,500
240,000	Goldman Sachs Group, Inc., 7.500%, 2/15/19	278,780
28,000	Goodyear Tire & Rubber Co., 10.500%, 5/15/16	31,360
23,000	Griffon Corp., 144a, 7.125%, 4/1/18	23,402
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	185,093
78,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	82,290
50,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.750%, 11/1/15	51,750
75,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16	78,563
50,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15	49,750
220,000	Home Depot, Inc., 5.950%, 4/1/41	219,387
27,000	Icon Health & Fitness, 144a, 11.875%, 10/15/16	28,687
22,000	Inergy LP / Inergy Finance Corp., 144a, 7.000%, 10/1/18	22,880
55,000	Ingles Markets, Inc., 8.875%, 5/15/17	59,056
30,000	Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	33,300
28,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19	28,035
110,000	Intergen NV, 144a, 9.000%, 6/30/17	118,525
100,000	Iron Mountain, Inc., 8.000%, 6/15/20	106,000
78,000	JMC Steel Group, 144a, 8.250%, 3/15/18	79,755
175,000	JPMorgan Chase & Co., 4.250%, 10/15/20	167,250
38,000	Kemet Corp., 10.500%, 5/1/18	42,845
30,000	Koppers, Inc., 7.875%, 12/1/19	32,550
170,000	Kraft Foods, Inc., 4.125%, 2/9/16	176,380
8,000	Lear Corp., 7.875%, 3/15/18	8,700

Principal Amount		Market Value
$49,000	Libbey Glass, Inc., 10.000%, 2/15/15	$53,410
16,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (a)	20,800
27,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	30,308
18,000	Lyondell Chemical Co., 144a, 8.000%, 11/1/17	19,845
220,000	Macy's Retail Holdings, Inc., 5.350%, 3/15/12	226,600
35,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20	35,875
47,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	49,820
34,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	34,552
46,000	Meritage Homes Corp., 7.150%, 4/15/20	45,942
70,000	MetLife, Inc., 10.750%, 8/1/39	96,600
16,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	17,120
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	256,680
29,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc, 144a, 8.125%, 2/15/19	29,217
25,000	Navistar International Corp., 8.250%, 11/1/21	27,719
30,000	NBTY, Inc., 144a, 9.000%, 10/1/18	32,550
14,000	Newfield Exploration Co., 6.875%, 2/1/20	14,770
210,000	News America, Inc., 6.900%, 3/1/19	244,738
225,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66 (a)	221,906
38,000	NII Capital Corp., 7.625%, 4/1/21	38,855
19,000	NII Capital Corp., 8.875%, 12/15/19	20,900
265,000	Nisource Finance Corp., 6.150%, 3/1/13	287,276
350,000	Norfolk Southern Corp., 5.750%, 4/1/18	392,370
10,000	Novelis, Inc., 144a, 8.375%, 12/15/17	10,825
235,000	NuStar Logistics LP, 6.050%, 3/15/13	251,303
52,000	Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22	53,105
41,000	Omnicare, Inc., 7.750%, 6/1/20	43,460
14,000	PAETEC Holding Corp., 8.875%, 6/30/17	15,085
18,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	19,260
51,000	Petrohawk Energy Corp., 7.250%, 8/15/18	52,530
9,000	PHH Corp., 9.250%, 3/1/16	9,787
21,000	Pinafore LLC / Pinafore, Inc., 144a, 9.000%, 10/1/18	22,785
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	47,300
210,000	Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37	222,057
9,000	PolyOne Corp., 7.375%, 9/15/20	9,472

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 32.7% (Continued)
$185,000	PPL Energy Supply LLC, 6.500%, 5/1/18	$206,552
26,000	Pulte Group, Inc., 6.375%, 5/15/33	21,125
4,000	Pulte Group, Inc., 7.875%, 6/15/32	3,690
40,000	Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16	45,500
15,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 7.750%, 10/15/16	15,863
235,000	Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	251,003
19,000	RSC Equipment Rental, Inc. / RSC Holdings III LLC, 144a, 10.000%, 7/15/17	21,660
35,000	Sabine Pass LNG LP, 7.250%, 11/30/13	35,788
15,000	Seminole Indian Tribe of Florida, 144a, 7.750%, 10/1/17	15,863
80,000	Service Corp. International, 8.000%, 11/15/21	87,200
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,070
100,000	Sprint Nextel Corp., 8.375%, 8/15/17	111,375
50,000	STHI Holding Corp., 144a, 8.000%, 3/15/18	51,750
39,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	40,073
101,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 7.875%, 10/15/18	106,555
165,000	Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	186,042
37,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	41,255
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,420
21,000	Texas Industries, Inc., 9.250%, 8/15/20	22,680
440,000	Time Warner Cable, Inc., 4.125%, 2/15/21	411,139
145,000	Time Warner, Inc., 3.150%, 7/15/15	146,847
25,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	27,875
220,000	TransCanada PipeLines Ltd., 6.100%, 6/1/40	230,870
50,000	TransDigm, Inc., 144a, 7.750%, 12/15/18	53,688
40,000	Tutor Perini Corp., 144a, 7.625%, 11/1/18	41,200
7,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	7,551
275,000	Verizon Communications, Inc., 6.250%, 4/1/37	281,501
330,000	Viacom, Inc., 6.250%, 4/30/16	375,406
39,000	Viasat, Inc., 8.875%, 9/15/16	41,779
40,000	Visteon Corp., 144a, 6.750%, 4/15/19	40,000

Principal Amount		Market Value
$290,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	$316,151
50,000	West Corp., 144a, 8.625%, 10/1/18	52,625
100,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	115,000
69,000	Windstream Corp., 7.875%, 11/1/17	74,003
350,000	Xstrata Finance Canada Ltd., 144a, 5.500%, 11/16/11	360,059
	Total Corporate Bonds	$15,342,652
	U.S. Treasury Obligations — 22.7%
1,160,000	U.S. Treasury Bond, 4.625%, 2/15/40	1,182,838
500,000	U.S. Treasury Bond, 4.375%, 5/15/40	488,830
270,000	U.S. Treasury Bond, 3.875%, 8/15/40	241,608
400,000	U.S. Treasury Note, 1.250%, 2/15/14	400,250
695,000	U.S. Treasury Note, 2.625%, 8/15/20	651,997
2,130,000	U.S. Treasury Note, 2.625%, 11/15/20	1,987,556
5,595,000	U.S. Treasury Note, 3.625%, 2/15/21	5,674,555
	Total U.S. Treasury Obligations	$10,627,634
	Asset-Backed Securities — 6.4%
1,185,448	Deutsche ALT-A Securities, Inc. lternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	1,122,522
300,000	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	296,891
570,000	Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	575,201
555,000	Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44	578,852
471,430	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	420,906
	Total Asset-Backed Securities	$2,994,372
	Municipal Bonds — 0.9%
215,000	California St UTGO, Ser 2009, 5.950%, 4/1/16	230,559
205,000	Municipal Electric Auth. of Georgia Rev, Ser 2010, 6.655%, 4/1/57	192,729
	Total Municipal Bonds	$423,288
Shares		Market Value
	Preferred Stock —0.2% Financials —0.2%
2,750	Ally Financial, Inc., 7.38%	$66,413

Touchstone Core Bond Fund (Continued)

Shares		Market Value
	Investment Fund — 5.1%
2,411,888	Touchstone Institutional Money Market Fund^	$2,411,888
	Total Investment Securities — 104.1% (Cost $48,957,382)	$48,802,137
	Liabilities in Excess of Other Assets — (4.1%)	(1,933,989)
	Net Assets — 100.0%	$46,868,148

(a)  Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $3,779,411 or 8.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$16,935,890	$—	$16,935,890
Corporate Bonds	—	15,342,652	—	15,342,652
U.S. Treasury Obligations	—	10,627,634	—	10,627,634
Asset-Backed Securities	—	2,994,372	—	2,994,372
Investment Fund	2,411,888	—	—	2,411,888
Municipal Bonds	—	423,288	—	423,288
Preferred Stock	—	66,413	—	66,413
				$48,802,137

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 96.9%
$956,000	Accellent, Inc., 8.375%, 2/1/17	$1,025,310
309,000	Accuride Corp., 9.500%, 8/1/18	343,763
525,000	ACE Hardware Corp., 144a, 9.125%, 6/1/16	565,031
1,408,000	AES Corp., 8.000%, 10/15/17	1,513,600
1,457,000	AK Steel Corp., 7.625%, 5/15/20	1,486,140
1,631,000	Aleris International, Inc., 144a, 7.625%, 2/15/18	1,635,078
806,000	Ally Financial, Inc., 144a, 7.500%, 9/15/20	859,398
796,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	848,735
1,598,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	1,721,845
30,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	30,600
331,000	Ashtead Capital, Inc., 144a, 9.000%, 8/15/16	348,378
152,000	Ashtead Holdings PLC, 144a, 8.625%, 8/1/15	158,650
533,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	572,975
449,000	Aviation Capital Group, 144a, 6.750%, 4/6/21	449,000
1,000,000	Axcan Intermediate Holdings, Inc., 12.750%, 3/1/16	1,112,500
873,000	Basic Energy Services, Inc., 7.125%, 4/15/16	886,095
422,000	Basic Energy Services, Inc., 144a, 7.750%, 2/15/19	434,660
750,000	BE Aerospace, Inc., 8.500%, 7/1/18	830,625
1,078,000	Berry Petroleum Co., 8.250%, 11/1/16	1,139,985
929,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	962,676
2,617,000	Blue Merger Sub, Inc., 144a, 7.625%, 2/15/19	2,652,984
802,000	BWAY Holding Co., 144a, 10.000%, 6/15/18	882,200
250,000	Cablevision Systems Corp., 8.000%, 4/15/20	272,500
644,000	Calpine Corp., 144a, 7.500%, 2/15/21	666,540
513,000	Calpine Corp., 144a, 7.875%, 7/31/20	545,063
400,000	Calpine Corp., 144a, 7.875%, 1/15/23	415,000
1,796,000	Capella Healthcare, Inc., 144a, 9.250%, 7/1/17	1,912,740
672,000	Cascades, Inc., 7.750%, 12/15/17	709,800
1,000,000	Cascades, Inc., 7.875%, 1/15/20	1,055,000
750,000	Case New Holland, Inc., 144a, 7.875%, 12/1/17	833,438
324,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	332,100
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	1,062,500

Principal Amount		Market Value
$141,000	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	$153,338
605,000	Central Garden and Pet Co., 8.250%, 3/1/18	633,738
52,000	Cenveo Corp., 7.875%, 12/1/13	50,570
1,800,000	Cenveo Corp., 8.875%, 2/1/18	1,804,500
1,550,000	Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	1,615,875
3,198,000	Chesapeake Energy Corp., 6.500%, 8/15/17	3,457,837
205,000	Chesapeake Energy Corp., 9.500%, 2/15/15	254,200
1,437,000	CHS / Community Health Systems, Inc., 8.875%, 7/15/15	1,516,035
1,000	Cincinnati Bell, Inc., 7.000%, 2/15/15	1,013
1,180,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	1,188,850
868,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	852,810
2,250,000	CIT Group, Inc., 7.000%, 5/1/16	2,252,812
150,000	Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18	162,562
22,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	24,035
1,169,000	Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17	1,281,516
500,000	Clearwater Paper Corp., 144a, 7.125%, 11/1/18	523,750
746,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	826,195
1,421,000	Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17	1,616,388
2,452,000	CommScope, Inc., 144a, 8.250%, 1/15/19	2,562,340
198,000	Consol Energy, Inc., 8.000%, 4/1/17	216,810
198,000	Consol Energy, Inc., 8.250%, 4/1/20	219,532
957,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	1,028,775
1,767,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	1,789,087
320,000	Credit Acceptance Corp., 9.125%, 2/1/17	346,000
1,644,000	Credit Acceptance Corp., 144a, 9.125%, 2/1/17	1,773,465
2,590,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	2,609,425
529,000	Cricket Communications, Inc., 7.750%, 5/15/16	562,062
236,000	Crosstex Energy, 8.875%, 2/15/18	257,240
612,000	CSC Holdings LLC, 8.625%, 2/15/19	700,740
1,000,000	Enterprise Products, Ser A, 8.375%, 8/1/66 (a)	1,080,000
1,297,000	Enterprise Products Operating LLC, 7.000%, 6/1/67 (a)	1,287,272

Touchstone High Yield Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
$1,339,000	Entravision Communications Corp., 8.750%, 8/1/17	$1,426,035
1,104,000	Equinix, Inc., 8.125%, 3/1/18	1,195,080
1,102,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	1,186,027
243,000	Exide Technologies, 144a, 8.625%, 2/1/18	259,402
2,275,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	2,252,250
500,000	Exterran Holdings, Inc., 144a, 7.250%, 12/1/18	510,000
255,000	First Data Corp., 144a, 8.250%, 1/15/21	254,363
58,000	First Data Corp., 9.875%, 9/24/15	59,450
255,000	First Data Corp., 144a, 12.625%, 1/15/21	276,675
1,156,000	Fisher Communications, Inc., 8.625%, 9/15/14	1,186,345
1,097,000	Frontier Communications Corp., 8.500%, 4/15/20	1,188,874
30,000	General Cable Corp., 7.125%, 4/1/17	30,937
1,500,000	Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	1,515,000
128,000	GenOn Energy, Inc., 7.625%, 6/15/14	132,480
1,500,000	GenOn Energy, Inc., 7.875%, 6/15/17	1,488,750
537,000	Giant Funding Corp., 144a, 8.250%, 2/1/18	551,096
740,000	Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15	758,500
909,000	Gibson Energy, 11.750%, 5/27/14	1,013,535
1,613,000	Goodyear Tire & Rubber Co., 10.500%, 5/15/16	1,806,560
648,000	Griffon Corp., 144a, 7.125%, 4/1/18	659,340
1,764,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	1,861,020
760,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.750%, 11/1/15	786,600
711,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16	744,772
1,070,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15	1,064,650
466,000	IASIS Healthcare, 8.750%, 6/15/14	475,903
696,000	Icon Health & Fitness, 144a, 11.875%, 10/15/16	739,500
572,000	Inergy LP / Inergy Finance Corp., 144a, 7.000%, 10/1/18	594,880
1,384,000	Ingles Markets, Inc., 8.875%, 5/15/17	1,486,070
1,987,000	Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	2,205,570
844,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19	845,055
763,000	Intergen NV, 144a, 9.000%, 6/30/17	822,133
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	584,550
491,000	Jarden Corp., 7.500%, 5/1/17	524,142
250,000	Jarden Corp., 8.000%, 5/1/16	273,437

Principal Amount		Market Value
$2,382,000	JMC Steel Group, 144a, 8.250%, 3/15/18	$2,435,595
1,552,000	Kemet Corp., 10.500%, 5/1/18	1,749,880
554,000	Koppers, Inc., 7.875%, 12/1/19	601,090
348,000	Lamar Media Corp., Ser B, 6.625%, 8/15/15	354,960
45,000	Lamar Media Corp., 7.875%, 4/15/18	48,263
168,000	Lear Corp., 7.875%, 3/15/18	182,700
1,153,000	Libbey Glass, Inc., 10.000%, 2/15/15	1,256,770
50,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (a)	65,000
2,803,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	3,146,367
378,000	Lyondell Chemical Co., 144a, 8.000%, 11/1/17	416,745
640,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20	656,000
1,551,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	1,644,060
459,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	466,459
500,000	Meritage Homes Corp., 6.250%, 3/15/15	503,750
1,489,000	Meritage Homes Corp., 7.150%, 4/15/20	1,487,139
1,800,000	MetLife, Inc., 10.750%, 8/1/39	2,484,000
597,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	638,790
361,000	Moog, Inc., 7.250%, 6/15/18	383,562
614,000	Mueller Water Products, Inc., 7.375%, 6/1/17	600,185
1,098,000	Navios Maritime Holdings, Inc., 144a, 8.125%, 2/15/19	1,106,235
997,000	Navistar International Corp., 8.250%, 11/1/21	1,105,424
1,000,000	NBTY, Inc., 144a, 9.000%, 10/1/18	1,085,000
558,000	Newfield Exploration Co., 6.875%, 2/1/20	588,690
400,000	Nextel Communications, Inc., Ser D, 7.375%, 8/1/15	401,500
2,064,000	NII Capital Corp., 7.625%, 4/1/21	2,110,440
169,000	North American Energy, 144a, 10.875%, 6/1/16	189,280
400,000	Novelis, Inc., 144a, 8.375%, 12/15/17	433,000
1,000,000	Omega Healthcare Investors, Inc., 7.500%, 2/15/20	1,070,000
1,527,000	Omnicare, Inc., 7.750%, 6/1/20	1,618,620
1,156,000	PAETEC Holding Corp., 8.875%, 6/30/17	1,245,590
40,000	PE Paper Escrow GmbH, 144a, 12.000%, 8/1/14	46,000
1,320,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	1,412,400
856,000	Penske Auto Group, Inc., 7.750%, 12/15/16	884,890
877,000	Petrohawk Energy Corp., 7.250%, 8/15/18	903,310
750,000	Petrohawk Energy Corp., 7.875%, 6/1/15	795,000

Touchstone High Yield Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
$1,138,000	PHH Corp., 9.250%, 3/1/16	$1,237,575
1,353,000	Pinafore LLC / Pinafore, Inc., 144a, 9.000%, 10/1/18	1,468,005
1,454,000	Pioneer Drilling Co., 9.875%, 3/15/18	1,563,050
534,000	PNM Resources, Inc., 9.250%, 5/15/15	603,420
229,000	PolyOne Corp., 7.375%, 9/15/20	241,023
1,000,000	Puget Sound Energy, Inc., Ser A, 6.974%, 6/1/67 (a)	975,260
743,000	Pulte Group, Inc., 6.375%, 5/15/33	603,688
236,000	Pulte Group, Inc., 7.875%, 6/15/32	217,710
2,380,000	Quebecor Media, Inc., 7.750%, 3/15/16	2,469,250
167,000	Quebecor Media, Inc., 7.750%, 3/15/16	173,263
699,000	QVC, Inc., 144a, 7.500%, 10/1/19	733,950
671,000	Qwest Communications International, Inc., 7.500%, 2/15/14	681,904
1,528,000	Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16	1,738,100
1,068,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 7.750%, 10/15/16	1,129,410
1,723,000	Sabine Pass LNG LP, 7.250%, 11/30/13	1,761,768
226,000	Sealy Mattress Co., 8.250%, 6/15/14	228,260
452,000	Seminole Indian Tribe of Florida, 144a, 7.750%, 10/1/17	477,990
158,000	Service Corp. International, 7.000%, 6/15/17	169,060
645,000	Service Corp. International, 8.000%, 11/15/21	703,050
623,000	Simmons Bedding Co., 144a, 11.250%, 7/15/15	672,061
356,000	Sprint Capital Corp., 6.875%, 11/15/28	328,410
715,000	Sprint Nextel Corp., 8.375%, 8/15/17 †	796,331
181,000	Steel Dynamics, Inc., 7.750%, 4/15/16	192,765
395,000	Stena AB, 7.000%, 12/1/16	393,025
1,000,000	STHI Holding Corp., 144a, 8.000%, 3/15/18	1,035,000
806,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	828,165
379,000	SunGard Data Systems, Inc., 4.875%, 1/15/14	385,632
719,000	Targa Resources Partners, 8.250%, 7/1/16	756,747
1,886,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 6.875%, 2/1/21	1,867,140
438,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 7.875%, 10/15/18	462,090
1,107,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	1,234,305
356,000	Tenneco, Inc., 6.875%, 12/15/20	368,460
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,546,560

Principal Amount		Market Value
$1,348,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	$1,503,020
2,500,000	TransDigm, Inc., 144a, 7.750%, 12/15/18	2,684,375
1,317,000	Tutor Perini Corp., 144a, 7.625%, 11/1/18	1,356,510
123,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	132,686
1,000,000	United States Steel Corp., 7.375%, 4/1/20	1,047,500
768,000	Universal Hospital Services, Inc., 3.834%, 6/1/15 (a)	744,960
79,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	100,132
2,247,000	Viasat, Inc., 8.875%, 9/15/16	2,407,099
1,250,000	Visteon Corp., 144a, 6.750%, 4/15/19	1,250,000
2,674,000	West Corp., 144a, 8.625%, 10/1/18	2,814,385
1,885,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	2,167,750
522,000	Windstream Corp., 144a, 7.500%, 4/1/23	514,170
1,053,000	Windstream Corp., 7.875%, 11/1/17	1,129,342
101,000	WMG Acquisition Corp., 7.375%, 4/15/14	101,253
926,000	Wyndham Worldwide Corp., 7.375%, 3/1/20	1,021,517
	Total Corporate Bonds	$172,806,482
Shares		Market Value
	Preferred Stock —1.0% Financials —1.0%
72,500	Ally Financial, Inc., 7.38%	$1,750,875
	Investment Funds — 4.1%
811,808	Invesco Liquid Assets Portfolio**	811,808
6,503,608	Touchstone Institutional Money Market Fund^	6,503,608
	Total Investment Funds	$7,315,416
	Total Investment Securities — 102.0% (Cost $175,632,171)	$181,872,773
	Liabilities in Excess of Other Assets — (2.0%)	(3,593,350)
	Net Assets — 100.0%	$178,279,423

(a)  Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was$787,588.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Touchstone High Yield Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$172,806,482	$—	$172,806,482
Investment Funds	7,315,416	—	—	7,315,416
Preferred Stock	—	1,750,875	—	1,750,875
				$181,872,773

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Institutional Money Market Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 5.5%
$1,000,000	Bank of America Corp., 6.250%, 4/15/12	$1,055,641
1,700,000	Credit Suisse USA, Inc., 6.500%, 1/15/12	1,778,047
2,715,000	Credit Suisse USA, Inc., 6.125%, 11/15/11	2,808,860
3,700,000	General Electric Capital Corp., 5.875%, 2/15/12	3,865,383
510,000	General Electric Capital Corp., 4.000%, 2/15/12	523,806
1,502,000	General Electric Capital Corp., 5.000%, 11/15/11	1,543,919
1,210,000	General Electric Capital Corp., 4.000%, 5/15/11	1,214,788
2,250,000	Mercantile Safe Deposit & Trust Co., 5.700%, 11/15/11	2,316,598
2,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12	2,119,304
2,651,000	Procter & Gamble International Funding SCA, 1.350%, 8/26/11	2,662,055
1,000,000	Toyota Motor Credit Corp., 5.450%, 5/18/11	1,006,455
	Total Corporate Bonds	$20,894,856
	Municipal Bonds — 9.4%
2,600,000	American Municipal Power-Ohio, Inc. UTGO BANS, Ser 2010, 1.50%, 10/27/11	2,607,464
3,500,000	Bristol CT UTGO BANS, Ser 2010, 1.25%, 8/1/11	3,504,765
1,255,000	Butler Co OH BANS (Fiber Optic Impt), 1.50%, 8/4/11	1,255,000
4,000,000	Franklin Co OH Spl Obl Rev, Ser 2011, 1.10%, 3/9/12	4,007,405
2,250,000	Hamilton Co IN Redev Dist BANS, Ser 2010, 0.75%, 7/15/11	2,250,000
1,700,000	Hamilton Southeastern IN Con Sch Bld Corp UTGO BANS, Ser 2010, 1.25%, 7/15/11	1,700,000
2,105,000	Irvine Ranch Wtr Dist Jt Pwrs Rev, Ser 1998, 8.18%, 9/15/11	2,176,623
2,400,000	KY Asset / Liability Comm Gnrl Fd Rev, Ser 2010, 0.84%, 4/1/11	2,400,000
1,400,000	Marshfield WI Electric Rev BANS, Ser 2010, 2.00%, 12/1/11	1,411,163
1,600,000	Mason OH EDR, Ser 2011, 1.75%, 2/1/12	1,607,277
1,875,000	Metrowest MA Regl Tran Auth RANS, Ser 2010, 1.50%, 9/29/11	1,879,596
3,100,000	New Bedford MA LTGO BANS, Ser 2011, 1.95%, 2/10/12	3,111,858
1,300,000	Ohio St Rev (Revitalization), (AMBAC) Ser 2002, Class A, 5.00%, 10/1/11	1,327,511
3,700,000	Ramapo NY GO BANS, Ser 2010, 2.00%, 12/13/11	3,719,204
2,500,000	Union Twp OH BANS, Ser 2010, 1.25%, 9/13/11	2,505,598
	Total Municipal Bonds	$35,463,464

Principal Amount		Market Value
	U.S. Government Agency Obligations — 13.9%
$1,000,000	FFCB, 5.38%, 7/18/11	$1,015,313
2,666,667	Overseas Private Investment Corp, 0.24%, 4/7/11	2,666,666
2,167,832	Overseas Private Investment Corp, 0.24%, 4/7/11	2,167,832
2,280,702	Overseas Private Investment Corp, Ser A, 0.24%, 4/7/11	2,280,702
4,100,000	Overseas Private Investment Corp., Ser 2, 0.22%, 4/7/11	4,100,000
3,000,000	Overseas Private Investment Corp., Ser 3, 0.22%, 4/7/11	3,000,000
9,298,243	Overseas Private Investment Corp., Ser 1, 0.24%, 4/7/11	9,298,243
7,298,246	Overseas Private Investment Corp., Ser A, 0.24%, 4/7/11	7,298,246
20,687,040	Overseas Private Investment Corp. FRN COP, 0.24%, 4/7/11	20,687,040
	Total U.S. Government Agency Obligations	$52,514,042
	Commercial Paper — 2.6%
10,000,000	Bank of Nova Scotia, 0.070%, 4/1/11	$10,000,000
	Time Deposit — 2.6%
9,972,000	BNP Paribas Finance, Inc. Time Deposit, 0.080%, 4/1/11	$9,972,000
	Variable Rate Demand Notes — 65.9%
2,000,000	486 Lesser Street LLC, (LOC: Comerica Bank) 0.630%, 4/7/11	2,000,000
288,000	Alameda Co CA IDA Rev (Oakland Pallet Inc), (LOC: Comerica Bank) Ser 2008, Class B, 0.390%, 4/7/11	288,000
3,250,000	Albany NY IDA Civic Facs Rev, (LOC: Bank of America N.A.) Ser 2007, Class B, 0.360%, 4/1/11	3,250,000
2,360,000	Allen Co OH Hosp Facs Rev, (LOC: Bank of America N.A.) Ser 2008, Class A, 0.230%, 4/1/11	2,360,000
7,200,000	Allen Co OH Hosp Facs Rev, (LOC: Bank of Nova Scotia) Ser 2010, 0.210%, 4/1/11	7,200,000
1,120,000	AM Investment Partners LLC, 0.440%, 4/7/11	1,120,000
2,220,000	Anacortes Class Assets LLC, Ser 2003, Class A, 0.590%, 4/7/11	2,220,000
9,275,000	Andrew W Mellon Foundation NY, Ser 2008, 0.250%, 4/7/11	9,275,000
1,700,000	Auburn ME Rev, (LOC: TD Bank N.A.) Ser 2001, Class J, 0.460%, 4/7/11	1,700,000
2,800,000	BallensIsles Country Club, Inc., 0.390%, 4/7/11	2,800,000

Touchstone Institutional Money Market Fund (Continued)

Principal Amount		Market Value
	Variable Rate Demand Notes — 65.9% (Continued)
$1,420,000	Blossom Hill Development Co. Ltd., (LOC: US Bank N.A.) Ser 2001, 0.600%, 4/7/11	$1,420,000
800,000	Burgess & Niple Ltd., (LOC: National City Bank) 0.390%, 4/7/11	800,000
785,000	CA Infra & Economic Development Bank Rev, (LOC: East West Bank) Ser 2010, 0.490%, 4/7/11	785,000
6,000,000	Chatom AL IDB Gulf Opp Zone, (SPA: National Rural Utilities Finance) Ser 2008, 0.830%, 5/16/11	6,000,000
2,525,000	Cincinnati Christ University, (LOC: US Bank N.A.) 0.560%, 4/7/11	2,525,000
235,000	Connelly & Brueshaber Partnership #1, (LOC: US Bank N.A.) Ser 2000, 0.600%, 4/7/11	235,000
2,900,000	Crozer-Keystone Health System, Ser 1996, 0.400%, 4/7/11	2,900,000
5,045,000	Crystal Clinic, (LOC: FHLB) 0.400%, 4/7/11	5,045,000
5,995,000	Cuyahoga Co OH Rev, (SPA: Bank of America N.A.) Ser 2004, 0.210%, 4/1/11	5,995,000
6,800,000	Cuyahoga Co OH Rev (Cleveland Clinic), (SPA: JP Morgan Chase Bank) Ser 2004, 0.190%, 4/1/11	6,800,000
4,900,000	D.G.Y. Real Estate LP, 0.400%, 4/30/11	4,900,000
1,000,000	Dayton Wheel Concepts, Inc., (LOC: National City Bank) 0.310%, 4/7/11	1,000,000
1,400,000	Douglas Co GA Dev Auth LLC, (LOC: Wells Fargo Bank N.A.) Ser 2007, Class B, 0.260%, 4/7/11	1,400,000
2,000,000	Driftwood Landing Corp., (LOC: National City Bank) Ser 2002, 0.310%, 4/7/11	2,000,000
9,600,000	East Baton Rouge Parish Industrial Development Board, Inc. Rev, Ser 2010, Class A, 0.160%, 4/1/11	9,600,000
6,685,000	First Church of Christ Christian, Inc., (LOC: FHLB) Ser 06B, 0.600%, 4/7/11	6,685,000
300,000	FL Hsg Fin Corp. (Waterford Pointe), (LOC: FNMA) Ser 2000, Class E, 0.380%, 4/7/11	300,000
1,000,000	French Lick IN EDR, (LOC: National City Bank) Ser 2008, Class A, 0.390%, 4/7/11	1,000,000
4,200,000	Fulton Co Dev Auth. Rev, (LOC: Columbus Bank & Trust) Ser 2005, 0.350%, 4/7/11	4,200,000
1,015,000	Grand Forks ND Hlthcare Facs Rev, (LOC: LaSalle Bank N.A.) Ser 1996, Class A, 0.260%, 4/1/11	1,015,000

Principal Amount		Market Value
$3,000,000	Grand Forks ND Hosp Facs Rev (United Hosp), (LOC: LaSalle Bank N.A.) Ser 1992, 0.260%, 4/1/11	$3,000,000
755,000	Green Street Surgery Center LLC, (LOC: National City Bank) Ser 2003, 0.440%, 4/7/11	755,000
1,000,000	Grinstead Housing South LLC, 0.310%, 4/7/11	1,000,000
811,000	Hopewell Development Co., (LOC: National City Bank) 0.390%, 4/7/11	811,000
6,560,000	Iowa Finance Auth. Rev, (LOC: Wells Fargo Bank N.A.) Ser 2010, 0.310%, 4/7/11	6,560,000
10,900,000	Jackson Co MS Rev, Ser 1993, 0.190%, 4/1/11	10,900,000
5,300,000	Jacksonville FL Econ Dev Commn Hlthcare Facs Rev, (LOC: TD Bank N.A.) Ser 2005, 0.200%, 4/1/11	5,300,000
1,625,000	Kenwood Country Club, Ser 2005, 0.610%, 4/7/11	1,625,000
1,610,000	Kenwood Lincoln-Mercury, (LOC: National City Bank) Ser 2000, 0.310%, 4/7/11	1,610,000
1,650,000	LA Local Govt Env Facs & Commn Dev Auth Rev, (LOC: LaSalle Bank N.A.) Ser 2007, Class B, 0.600%, 4/7/11	1,650,000
1,000,000	Labcon NA, Ser 2010, 0.360%, 4/7/11	1,000,000
1,330,000	Laurel Grocery Co. LLC, (LOC: US Bank N.A.) Ser 2003, 0.600%, 4/7/11	1,330,000
1,335,000	Long Beach CA Rev, (LOC: Wells Fargo Bank N.A.) Ser 2004, Class A, 0.300%, 4/7/11	1,335,000
3,700,000	Lowell Family LLC, (LOC: LaSalle Bank N.A.) 0.570%, 4/7/11	3,700,000
4,300,000	Mason City OH Clinic, (LOC: Wells Fargo Bank N.A.) Ser 1992, 0.350%, 4/7/11	4,300,000
1,000,000	Mequon WI IDR (Gateway Plastics), (LOC: Bank One) Ser 2001, 0.410%, 4/7/11	1,000,000
12,500,000	MI St Finance Auth. Rev, (LOC: Bank of Montreal) Ser 2010, 0.270%, 4/7/11	12,500,000
9,000,000	Miami-Dade Co FL Rev, (LOC: TD Bank N.A.) Ser 2003, Class B, 0.210%, 4/7/11	9,000,000
2,565,000	Miarko, Inc., (LOC: PNC Bank NA) 0.310%, 4/7/11	2,565,000
4,045,000	Michigan Strategic Fund Rev, (LOC: Bank of America N.A.) Ser 2000, 0.450%, 4/7/11	4,045,000
3,691,000	Mill Street Village LLC, (LOC: FHLB) 0.410%, 4/7/11	3,691,000

Touchstone Institutional Money Market Fund (Continued)

Principal Amount		Market Value
	Variable Rate Demand Notes — 65.9% (Continued)
$6,750,000	Mountain Agency Inc, (LOC: US Bank N.A.) 0.400%, 4/7/11	$6,750,000
2,555,000	Neltner Properties LLC, (LOC: US Bank N.A.) Ser 1999, 0.600%, 4/7/11	2,555,000
745,000	New Belgium Brewing Co., Inc., (LOC: Wells Fargo Bank N.A.) Ser 2000, 0.360%, 4/7/11	745,000
1,100,000	NGSP Inc, (LOC: Bank of America N.A.) Ser 2006, 0.260%, 4/7/11	1,100,000
1,880,000	Odenton Baptist Church, (LOC: PNC Bank N.A.) 0.450%, 4/7/11	1,880,000
6,100,000	OH St Higher Edl Facs Rev, (SPA: Landesbank Hessen-Thuringen) Ser 2002, 0.250%, 4/1/11	6,100,000
2,500,000	OH St Wtr Dev Auth PCR, (LOC: Barclays Bank PLC) Ser 2006, 0.190%, 4/1/11	2,500,000
1,810,000	Old Hickory TN AHPC, (LOC: Wachovia Bank N.A.) 0.280%, 4/7/11	1,810,000
200,000	Platte Co MO IDA Rev (Complete Home), (LOC: US Bank N.A.) Ser 2007, Class B, 0.280%, 4/7/11	200,000
2,065,000	Progress Industrial Properties, Inc., (LOC: FHLB) 0.400%, 4/7/11	2,065,000
1,310,000	QC Reprographics, Inc., (LOC: US Bank N.A.) 0.600%, 4/7/11	1,310,000
545,000	Ross Sinclaire Real Estate Trust LLC, Ser 2005, 0.460%, 4/7/11	545,000
2,000,000	Sarasota Co FL Pub Hosp Dist Rev, (LOC: Northern Trust Co) Ser 2008, 0.200%, 4/1/11	2,000,000
1,345,000	SC Jobs-Econ Dev Auth. Rev, (LOC: FHLB) Ser 2007, Class B, 0.440%, 4/7/11	1,345,000
1,435,000	Secor Realty, Inc., (LOC: National City Bank) 0.310%, 4/7/11	1,435,000
2,505,000	Sheboygan Falls WI Indl Rev (HTT Inc), (LOC: US Bank N.A.) Ser 2007, Class B, 0.430%, 4/7/11	2,505,000
480,000	Simba USA LLC, (LOC: US Bank N.A.) Ser 2003, 0.440%, 4/7/11	480,000
2,170,000	Sound Class Assets LLC, Ser 2003, Class D, 0.590%, 4/7/11	2,170,000
1,710,000	Southwestern IL Dev Auth IDR (Mattingly Lumber), (LOC: FHLB) Ser 2005, Class B, 0.410%, 4/7/1	1,710,000
1,770,000	Springfield MO Redev Auth Rev (Univ Plaza Hotel), (LOC: Bank of America N.A.) Ser 2003, 0.390%, 4/7/11	1,770,000

Principal Amount		Market Value
$1,410,000	Springside Corp. Exchange Partners I LLC, (LOC: US Bank N.A.) 0.310%, 4/7/11	$1,410,000
2,000,000	St Joseph IDA Rev, (LOC: Wells Fargo Bank N.A.) Ser 1999, Class A, 0.430%, 4/7/11	2,000,000
3,200,000	St Paul MN Port Auth Dist, (LOC: Deutsche Bank A.G.) Ser 2009, 0.280%, 4/7/11	3,200,000
1,550,000	St Pauls Episcopal Church of Indianapolis IN, (LOC: JP Morgan Chase Bank) Ser 2008, 0.280%, 4/7/11	1,550,000
2,405,000	SW OH Water Company, (LOC: PNC Bank N.A.) 0.310%, 4/7/11	2,405,000
2,655,000	Team Rahal of Pittsburgh, 144a, (LOC: PNC Bank N.A.) 0.310%, 4/7/11	2,655,000
2,310,000	Tom Richards, Inc., Ser 2001, 0.400%, 4/7/11	2,310,000
3,800,000	Toyota Motor Credit Corp., 0.340%, 4/1/11	3,800,000
1,300,000	Upper IL River Valley Dev Auth IDR, (LOC: LaSalle Bank N.A.) Ser 2003, Class B, 0.290%, 4/7/11	1,300,000
1,085,000	WA St Hsg Fin Commn MFH Rev (Brittany Pk), (LOC: FNMA) Ser 1996, Class B, 0.330%, 4/7/11	1,085,000
765,000	Windsor Med Ctr, (LOC: FHLB) Ser 1997, 0.400%, 4/7/11	765,000
2,525,000	Wood River WI Rev Bonds, (LOC: US Bank N.A.) Ser 2001, Class B, 0.260%, 4/1/11	2,525,000
2,455,000	XII West Maple Street LLC, (LOC: LaSalle Bank N.A.) 0.570%, 4/7/11	2,455,000
4,500,000	York Co SC PCR, (SPA: National Rural Utilities Finance) Ser 2008, Class B-3, 1.000%, 9/1/11	4,500,000
2,695,000	Yuengling Beer Co., Inc., (LOC: PNC Bank N.A.) Ser 99A, 0.400%, 4/30/11	2,695,000
	Total Variable Rate Demand Notes	$250,125,000
	Total Investment Securities — 99.9% (Cost $378,969,362)	$378,969,362
	Other Assets in Excess of Liabilities — 0.1%	467,240
	Net Assets — 100.0%	$379,436,602

Touchstone Institutional Money Market Fund (Continued)

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $2,655,000 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$250,125,000	$—	$250,125,000
U.S. Government Agency Obligations	—	52,514,042	—	52,514,042
Municipal Bonds	—	35,463,464	—	35,463,464
Corporate Bonds	—	20,894,856	—	20,894,856
Time Deposits	—	9,972,000	—	9,972,000
Commercial Paper	—	10,000,000	—	10,000,000
				$378,969,362

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Money Market Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 4.0%
$800,000	Bank of America Corp., 6.250%, 4/15/12	$844,513
200,000	Bank of New York Mellon Corp., 5.125%, 11/1/11	205,380
500,000	Bear Stearns Cos. LLC (The), 5.350%, 2/1/12	519,433
1,100,000	Credit Suisse USA, Inc., 6.500%, 1/15/12	1,150,501
300,000	General Electric Capital Corp., 5.500%, 11/15/11	301,829
350,000	General Electric Capital Corp., 5.500%, 4/28/11	350,992
2,600,000	General Electric Capital Corp., 5.875%, 2/15/12	2,716,215
325,000	JPMorgan Chase & Co., 4.850%, 6/16/11	327,469
250,000	Mellon Funding Corp., 6.400%, 5/14/11	251,670
1,200,000	Mercantile Safe Deposit & Trust Co., 5.700%, 11/15/11	1,234,617
100,000	National Rural Utilities Cooperative Finance Corp., 3.500%, 5/15/11	100,334
146,000	National Rural Utilities Cooperative Finance Corp., 4.250%, 10/15/11	148,720
1,300,000	National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12	1,377,548
1,000,000	Procter & Gamble International Funding SCA, 1.350%, 8/26/11	1,004,393
	Total Corporate Bonds	$10,533,614
	Municipal Bonds — 10.2%
2,500,000	American Municipal Power-Ohio, Inc. UTGO BANS, Ser 2010, 1.50%, 10/27/11	2,507,177
3,200,000	Bristol CT UTGO BANS, Ser 2010, 1.25%, 8/1/11	3,204,356
1,100,000	Butler Co OH BANS (Fiber Optic Impt), 1.50%, 8/4/11	1,100,000
750,000	Deerfield Twp OH GO, Ser 2010, 1.63%, 11/8/11	752,131
2,500,000	Franklin Co OH Spl Obl Rev, Ser 2011, 1.10%, 3/9/12	2,504,628
1,500,000	Hamilton Co IN Redev Dist BANS, Ser 2010, 0.75%, 7/15/11	1,500,000
1,400,000	Hamilton Southeastern IN Con Sch Bld Corp UTGO BANS, Ser 2010, 1.25%, 7/15/11	1,400,000
1,900,000	KY Asset / Liability Comm Gnrl Fd Rev, Ser 2010, 0.84%, 4/1/11	1,900,000
690,000	Loveland OH LTGO BANS, Ser 2011, 2.75%, 2/16/12	697,472
1,300,000	Marshfield WI Electric Rev BANS, Ser 2010, 2.00%, 12/1/11	1,310,366
1,100,000	Mason OH EDR, Ser 2011, 1.75%, 2/1/12	1,105,003
1,400,000	Metrowest MA Regl Tran Auth RANS, Ser 2010, 1.50%, 9/29/11	1,403,432

Principal Amount		Market Value
$2,200,000	New Bedford MA LTGO BANS, Ser 2011, 1.95%, 2/10/12	$2,208,415
3,100,000	Ramapo NY GO BANS, Ser 2010, 2.00%, 12/13/11	3,116,090
2,000,000	Union Twp OH BANS, Ser 2010, 1.25%, 9/13/11	2,004,479
630,000	University of Arkansas GO Rev, Ser 2010, Class B, 1.20%, 12/1/11	630,000
	Total Municipal Bonds	$27,343,549
	U.S. Government Agency Obligations — 7.2%
1,048,951	Overseas Private Investment Corp, 0.24%, 4/7/11	1,048,951
1,000,000	Overseas Private Investment Corp., 0.22%, 4/7/11	1,000,000
3,100,000	Overseas Private Investment Corp., Ser 2, 0.22%, 4/7/11	3,100,000
5,213,793	Overseas Private Investment Corp., Ser B, 0.24%, 4/7/11	5,213,793
4,137,930	Overseas Private Investment Corp., Ser B, 0.24%, 4/7/11	4,137,930
4,682,062	Overseas Private Investment Corp., 0.24%, 4/7/11	4,682,062
	Total U.S. Government Agency Obligations	$19,182,736
	Commercial Paper — 5.7%
10,000,000	Bank of Nova Scotia, 0.070%, 4/1/11	10,000,000
5,320,000	BNP Paribas Finance, Inc., 0.080%, 4/1/11	5,320,000
	Total Commercial Paper	$15,320,000
	Variable Rate Demand Notes — 72.8%
3,095,000	Agra Enterprises LLC, (LOC: US Bank NA) Ser 2004, 0.600%, 4/7/11	3,095,000
85,000	Alachua Co FL HFA MFH Rev (Brookside Apts), (LOC: FNMA) Ser 2002, Class B, 0.400%, 4/7/11	85,000
880,000	Alameda Co CA IDA Rev (Golden West Paper), (LOC: Comerica Bank) Ser 2008, 0.390%, 4/7/11	880,000
4,515,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare), (LOC: JP Morgan Chase Bank) Ser 2008, Class B, 0.220%, 4/1/11	4,515,000
6,825,000	Alprion LLC, Ser 2004, 0.280%, 4/7/11	6,825,000
5,540,000	Anchor Holdings II LLC, Ser 2001, 0.750%, 4/7/11	5,540,000
2,200,000	Andrew W Mellon Foundation NY, Ser 2008, 0.250%, 4/7/11	2,200,000
755,000	Bank of Kentucky Building LLC, Ser 1999, 0.750%, 4/7/11	755,000

Touchstone Money Market Fund (Continued)

Principal Amount		Market Value
	Variable Rate Demand Notes — 72.8% (Continued)
$1,300,000	Bayloff Properties LLC, (LOC: National City Bank) Ser 1998, Class A, 0.390%, 4/7/11	$1,300,000
400,000	Berks Co PA IDA Rev (Lebanon Valley Mall), (LOC: Wachovia Bank N.A.) Ser 1996, Class B, 0.360%, 4/7/11	400,000
730,000	CA Infra & Econ Dev Bk IDR (Studio Moulding), (LOC: Comerica Bank) Ser 2001, Class B, 0.690%, 4/7/11	730,000
845,000	CA Infra & Econ Dev Bk Rev, (LOC: Comerica Bank) Ser 2007, Class B, 0.690%, 4/7/11	845,000
5,753,400	Campus Research Corp., (LOC: Wells Fargo Bank N.A.) Ser A, 0.260%, 4/7/11	5,753,400
495,000	Century Motors Acura (Elizabeth Connelley Trust), (LOC: US Bank N.A.) Ser 00-1, 0.600%, 4/7/11	495,000
5,500,000	Chatom AL IDB Gulf Opp Zone, (SPA: National Rural Utilities Finance) Ser 2008, 0.830%, 5/16/11	5,500,000
195,000	CO HFA Mfg Rev (Ready Foods), (LOC: US Bank N.A.) Ser 2007, Class B-2, 0.600%, 4/7/11	195,000
295,000	Connelly & Brueshaber Partnership #1, (LOC: US Bank N.A.) Ser 2007, 0.600%, 4/7/11	295,000
2,005,000	Corporate Finance Managers, Inc., (LOC: Wells Fargo Bank N.A.) 0.260%, 4/7/11	2,005,000
3,500,000	Cuyahoga Co OH Rev, (SPA: Bank of America N.A.) Ser 2004, 0.210%, 4/1/11	3,500,000
3,600,000	Cuyahoga Co OH Rev (Cleveland Clinic), (SPA: JP Morgan Chase Bank) Ser 2004, 0.150%, 4/1/11	3,600,000
2,565,000	D & I Properties LLC, (LOC: Wells Fargo Bank N.A.) Ser 2004, 0.370%, 4/7/11	2,565,000
2,045,000	Diaz-Upton LLC, (LOC: State Street Bank) 0.360%, 4/7/11	2,045,000
2,475,000	District of Columbia Rev (Pew Charitable), (LOC: PNC Bank N.A.) Ser 2008, Class B, 0.270%, 4/7/11	2,475,000
6,855,000	Driftwood Landing Corp., (LOC: National City Bank) Ser 2002, 0.310%, 4/7/11	6,855,000
200,000	Dublin Building LLC, (LOC: National City Bank) Ser 1997, 0.390%, 4/7/11	200,000
528,000	Fitch Denney Funeral Home, (LOC: FHLB) 0.410%, 4/7/11	528,000

Principal Amount		Market Value
$115,000	FL St Hsg Fin Corp. MFH (Avalon Reserve), (LOC: FNMA) Ser 2003, 0.380%, 4/7/11	$115,000
70,000	FL St Hsg Fin Corp. Rev (Heritage Pointe), (LOC: FNMA) Ser 1999, Class I-2, 0.400%, 4/7/11	70,000
85,000	FL St Hsg Fin Corp. Rev (Valencia), (LOC: FNMA) Ser 1999, Class G-2, 0.400%, 4/7/11	85,000
5,500,000	Flamingo Enterprises, Inc., 0.340%, 4/7/11	5,500,000
900,000	Grand Forks ND Hosp Facs Rev (United Hosp), (LOC: LaSalle Bank N.A.) Ser 1992, 0.260%, 4/1/11	900,000
3,190,000	Grasshopper Investments, 144a, (LOC: US Bank N.A.) Ser 2004, 0.600%, 4/7/11	3,190,000
160,000	Halton Group Americas Inc, (LOC: US Bank N.A.) Ser 2007, 0.440%, 4/7/11	160,000
315,000	Iowa Finance Auth. Rev (Point Cedar), (LOC: FHLB) Ser 2006, Class B, 0.680%, 4/7/11	315,000
5,000,000	Jacksonville FL Health Auth Hosp Facs Rev, (LOC: Bank of America N.A.) Ser 2003, Class A, 0.230%, 4/1/11	5,000,000
3,950,000	Jeff Wyler Automotive Family, Inc., 0.750%, 4/7/11	3,950,000
610,000	JL Capital One LLC, (LOC: Wells Fargo Bank NA) Ser 2002, 0.360%, 4/7/11	610,000
6,750,000	Kamps Capital LLC, 0.260%, 4/7/11	6,750,000
1,355,000	KS St Dev Fin Auth Rev, (LOC: FHLB) Ser 2002, Class O, 0.280%, 4/7/11	1,355,000
305,000	La Crosse WI IDR (GGP Inc), (LOC: Wells Fargo Bank N.A.) Ser 2007, Class B, 0.360%, 4/7/11	305,000
1,000,000	Labcon North America, Ser 2010, 0.360%, 4/7/11	1,000,000
285,000	Lake Oswego OR Redev Agy Rev, (LOC: Wells Fargo Bank N.A.) Ser 2005, Class B, 0.360%, 4/7/11	285,000
375,000	Lakeshore Crossing Apartments Ltd., 1.250%, 4/7/11	375,000
5,835,000	Lee Family Partnership, (LOC: FHLB) Ser 2004, 0.380%, 4/7/11	5,835,000
7,155,000	Lexington Financial Services, (LOC: LaSalle Bank N.A.) 0.280%, 4/7/11	7,155,000
1,865,000	Livingston Co NY IDA Civic Facs Rev, (LOC: HSBC) Ser 2007, Class B, 0.320%, 4/7/11	1,865,000
1,262,000	M&P Richfield LLC, 0.310%, 4/7/11	1,262,000
800,000	Mason City OH Clinic, (LOC: Wells Fargo Bank N.A.) Ser 1992, 0.350%, 4/7/11	800,000
370,000	MBE Investment Co. LLC, (LOC: FHLB) Ser 2000, Class A, 0.440%, 4/7/11	370,000

Touchstone Money Market Fund (Continued)

Principal Amount		Market Value
	Variable Rate Demand Notes — 72.8% (Continued)
$850,000	MBE Investment Co. LLC, Ser 2001, Class A, 0.490%, 4/7/11	$850,000
925,000	Mequon WI IDR (Gateway Plastics), (LOC: Bank One) Ser 2001, 0.410%, 4/7/11	925,000
8,500,000	MI St Finance Auth. Rev, (LOC: Bank of Montreal) Ser 2010, 0.270%, 4/7/11	8,500,000
950,000	MI St Hsg Dev Auth Multi-Family Rev (Canterbury Apts), (LOC: FHLB) Ser 2003, Class B, 0.270%, 4/7/11	950,000
4,740,000	MI St Strategic Fd Ltd Oblig Rev (MOT LLC), (LOC: JP Morgan Chase Bank) Ser 2004, Class B, 0.390%, 4/7/11	4,740,000
1,910,000	Mill Street Village LLC, (LOC: FHLB) 0.410%, 4/7/11	1,910,000
6,500,000	Mississippi Business Finance Corp. Rev (Chevron USA Inc), Ser 2010, Class I, 0.170%, 4/1/11	6,500,000
700,000	Montgomery Co NY IDA Rev (CNB Fin Corp), (LOC: FHLB) Ser 1996, Class A, 0.850%, 4/7/11	700,000
625,000	Mount Carmel East Professional Office Building III LP, Ser 94B, 0.440%, 4/7/11	625,000
280,000	New York NY IDA Civic Facs Rev, (LOC: JP Morgan Chase Bank) Ser 2004, Class B, 0.490%, 4/7/11	280,000
270,000	New York NY IDA Civic Facs Rev, (LOC: HSBC) Ser 2006, Class B, 1.350%, 4/7/11	270,000
1,850,000	NGSP Inc, (LOC: Bank of America N.A.) Ser 2006, 0.260%, 4/7/11	1,850,000
5,060,000	OH St Higher Edl Facs Rev, (LOC: Bank of America NA) Ser 2008, Class B-2, 0.190%, 4/1/11	5,060,000
2,000,000	OH St Higher Edl Facs Rev, (SPA: Landesbank Hessen-Thuringen) Ser 2002, Class A, 0.250%, 4/1/11	2,000,000
5,990,000	OH St Wtr Dev Auth PCR, (LOC: Barclays Bank PLC) Ser 2006, 0.190%, 4/1/11	5,990,000
5,360,000	OSF Finance Company LLC, (LOC: National City Bank) 0.290%, 4/7/11	5,360,000
905,000	Pittsburgh Technical Institute, (LOC: Wells Fargo Bank N.A.) Ser 1999, 0.260%, 4/7/11	905,000
1,190,000	Plymouth WI IDR Rev (Plastic Prods Inc), (LOC: FHLB) Ser 1998, 0.360%, 4/7/11	1,190,000
1,400,000	Progress Industrial Properties, Inc., (LOC: FHLB) 0.400%, 4/7/11	1,400,000
500,000	Rise Inc, (LOC: Wells Fargo Bank N.A.) Ser 2002, 0.360%, 4/7/11	500,000

Principal Amount		Market Value
$300,000	Sarasota Co FL Pub Hosp Dist Rev, (LOC: Northern Trust Co) Ser 2008, 0.200%, 4/1/11	$300,000
3,870,000	Springfield MO Redev Auth Rev (Univ Plaza Hotel), (LOC: Bank of America N.A.) Ser 2003, 0.390%, 4/7/11	3,870,000
2,105,000	St James Properties, (LOC: FHLB) Ser 2004, 0.600%, 4/7/11	2,105,000
1,535,000	St Paul MN Port Auth Dist Heating Rev, (LOC: Deutsche Bank AG) Ser 2009, 0.260%, 4/7/11	1,535,000
790,000	Stonehedge Enterprises, (LOC: FHLB) 0.500%, 4/7/11	790,000
1,230,000	Tennis for Charity, Inc. Rev, (LOC: JP Morgan Chase Bank) Ser 2004, 0.260%, 4/7/11	1,230,000
100,000	Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace), (LOC: Northern Trust Co) Ser 2001, Class T, 1.250%, 4/7/11	100,000
2,800,000	Toyota Motor Credit Corp., 0.340%, 4/1/11	2,800,000
8,000,000	TX St Veterans Hsg Assist UTGO, (LIQ: Landesbank Hessen-Thuringen) Ser 1994, 0.310%, 4/7/11	8,000,000
370,000	VT Edl & Hlth Bldgs Fin Agy Rev, (LOC: TD Bank NA) Ser 2007, Class A, 0.220%, 4/1/11	370,000
1,980,000	VT Edl & Hlth Bldgs Fin Agy Rev, (LOC: TD Bank N.A.) Ser 2008, Class A, 0.220%, 4/1/11	1,980,000
635,000	WA St Hsg Fin MFH Rev (Brittany Park), (LOC: FNMA) Ser 1998, Class B, 0.250%, 4/7/11	635,000
1,270,000	WA St Hsg Fin MFH Rev (Vintage), (LOC: FNMA) Ser 2003, Class B, 0.250%, 4/7/11	1,270,000
396,000	WAI Enterprises LLC, (LOC: FHLB) Ser 2004, 0.600%, 4/7/11	396,000
255,000	Washington MO IDA Rev, (LOC: US Bank N.A.) Ser 2006, 0.280%, 4/7/11	255,000
2,000,000	Westchester Co NY Healthcare Corp. Rev, (LOC: TD Bank N.A.) Ser 2010, Class D, 0.240%, 4/7/11	2,000,000
500,000	Westgate Investment Fund, (LOC: Wells Fargo Bank N.A.) Ser 2005, 0.260%, 4/7/11	500,000
425,000	Windsor Med Ctr, (LOC: FHLB) Ser 1997, 0.400%, 4/7/11	425,000
2,470,000	Yankee Hill Housing LP, (LOC: Wells Fargo Bank N.A.) Ser 2005, 0.360%, 4/7/11	2,470,000

Touchstone Money Market Fund (Continued)

Principal Amount		Market Value
	Variable Rate Demand Notes — 72.8% (Continued)
$1,000,000	York Co SC PCR, (SPA: National Rural Utilities Finance) Ser 2008, Class B-3, 1.000%, 9/1/11	$1,000,000
1,580,000	Yuengling Beer Co., Inc., (LOC: PNC Bank N.A.) Ser 99A, 0.400%, 4/30/11	1,580,000
	Total Variable Rate Demand Notes	$194,549,400
	Total Investment Securities — 99.9% (Cost $266,929,299)	$266,929,299
	Other Assets in Excess of Liabilities — 0.1%	175,855
	Net Assets — 100.0%	$267,105,154

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $3,190,000 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$194,549,400	$—	$194,549,400
Municipal Bonds	—	27,343,549	—	27,343,549
U.S. Government Agency Obligations	—	19,182,736	—	19,182,736
Commercial Paper	—	15,320,000	—	15,320,000
Corporate Bonds	—	10,533,614	—	10,533,614
				$266,929,299

See accompanying notes to financial statements.

Notes to Portfolios of Investments

March 31, 2011 (Unaudited)

Variable Rate Demand Notes

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The maturity dates shown in the Portfolios of Investments represent the next scheduled reset dates. The interest rates shown in the Portfolio of Investments represent the effective rates as of the report date.

Portfolio Abbreviations:

AHPC – American Housing Preservation Corporation

AMBAC – American Municipal Bond Assurance Corporation

BANS – Bond Anticipation Notes

COP – Certificate of Participation

EDR – Economic Development Revenue

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FRN – Floating Rate Note

GNMA – Government National Mortgage Association

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority

IDB – Industrial Development Bond

IDR – Industrial Development Revenue

LIQ – Liquidity

LLC – Limited Liability Company

LOC – Line of Credit

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

MTN – Medium Term Note

PCR – Pollution Control Revenue

PLC – Public Limited Company

RANS – Revenue Anticipation Notes

REIT – Real Estate Investment Trust

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 through March 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Core Bond Fund
Class A Actual	0.90%	$1,000.00	$1,003.80	$4.50
Class A Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53
Class C Actual	1.65%	$1,000.00	$1,000.20	$8.23
Class C Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30
Touchstone High Yield Fund
Class A Actual	1.05%	$1,000.00	$1,070.30	$5.42
Class A Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29
Class C Actual	1.80%	$1,000.00	$1,066.50	$9.27
Class C Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05
Class Y Actual	0.80%	$1,000.00	$1,071.40	$4.13
Class Y Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03
Touchstone Institutional Money Market Fund
Class A Actual	0.20%	$1,000.00	$1,001.30	$1.00
Class A Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01
Touchstone Money Market Fund
Class A Actual	0.47%	$1,000.00	$1,000.00	$2.34
Class A Hypothetical	0.47%	$1,000.00	$1,022.59	$2.37
Class S Actual	0.47%	$1,000.00	$1,000.00	$2.34
Class S Hypothetical	0.47%	$1,000.00	$1,022.59	$2.37

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

Other Items (Continued)

Annual Renewal of Investment Advisory and Sub-Advisory Agreements

Advisory Agreement Approval Disclosure

At a meeting held on November 18, 2010, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Investment Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the applicable Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived advisory fees for two of the Funds. The Board also noted that the Advisor pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds.

Other Items (Continued)

The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered, among other data, the Funds' respective performance results during the six-, twelve- and thirty-six-month periods ended September 30, 2010 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees for two of the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and at the median, respectively, of its peer group. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 2nd quartile of the Fund's peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Other Items (Continued)

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Fund's performance was in the 2nd quartile of the Fund's peer group for the six-month period ended September 30, 2010, the Fund's performance was in the 4th quartile of the Fund's peer group for the twelve-month period ended September 30, 2010, and the Fund's performance was in the 1st quartile of the Fund's peer group for the thirty-six-month period ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of its advisory fee. The Fund's performance was in the 1st quartile of the Fund's peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board took into account management's discussion of the Fund's expenses and also noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance was in the 1st quartile of the Fund's peer group for the six- and thirty-six-month periods ended September 30, 2010, and the Fund's performance was in the 3rd quartile of the Fund's peer group for the twelve-month period ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund's assets increased. The Board noted that the current advisory fee for the Touchstone High Yield Fund and the Touchstone Money Market Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Other Items (Continued)

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the applicable Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid to the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Continued)

Touchstone Institutional Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-, twelve- and thirty-six-month periods ended September 30, 2010 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1103

Item 2.   Code of Ethics.

Not required for Semiannual Reports.

Item 3.   Audit Committee Financial Expert.

Not required for Semiannual Reports.

Item 4.   Principal Accountant Fees and Services.

Not required for Semiannual Reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11.  Controls and Procedures.

(a)                       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)         Not applicable in semiannual filing.

(a)(2)         Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)                      Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: May 25, 2011

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date: May 25, 2011